UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           [_]; Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo             Greenwich, CT              November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]



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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $2,713,255
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name
--------------------                    -----
28-11725                                SCP Overseas Master Fund, LP
28-11269                                SCP Domestic Fund, LP
28-11268                                SCP Equity Fund Domestic, LP
28-11723                                SCP Equity Overseas Master Fund, LP
28-11732                                SCP Levered Fund Overseas, Ltd.


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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8

                                    TITLE                   VALUE   SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF SECURITY                  OF CLASS      CUSIP      (X$1000) PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------    ------------ ---------- --------  --------  ---  ----   ---------- ---------  -------------------
ADVANCED MEDICAL OPTICS INC          COM       00763M108    16,397   414,600   SH            SOLE                SOLE
AETNA INC NEW                        COM       00817Y108    34,151   863,500   SH            SOLE                SOLE
APPLE COMPUTER INC                   COM       037833100   181,429   2,356,828 SH            SOLE                SOLE
BAIDU COM INC                   SPON ADR REP A 056752108     1,751    20,000   SH            SOLE                SOLE
BURLINGTON NORTHN SANTA FE C         COM       12189T104   103,113   1,404,050 SH            SOLE                SOLE
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR  204412209    29,104   1,349,900 SH            SOLE                SOLE
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD  204412100    28,505   1,540,000 SH            SOLE                SOLE
CHICAGO MERCANTILE HLDGS INC         CL A      167760107    19,608    41,000   SH            SOLE                SOLE
COMVERSE TECHNOLOGY INC         COM PAR $0.10  205862402    77,436   3,611,759 SH            SOLE                SOLE
COMCAST CORP NEW                     CL A      20030N101    29,668   804,000   SH            SOLE                SOLE
DADE BEHRING HLDGS INC               COM       23342J206    68,849   1,714,369 SH            SOLE                SOLE
EQUINIX INC                        COM NEW     29444U502    73,170   1,217,464 SH            SOLE                SOLE
FOCUS MEDIA HLDG LTD            SPONSORED ADR  34415V109    22,384   386,458   SH            SOLE                SOLE
GOLDMAN SACHS GROUP INC              COM       38141G104   118,833   702,450   SH            SOLE                SOLE
GOOGLE INC                           CL A      38259P508   188,249   468,397   SH            SOLE                SOLE
GRUPO TELEVISA SA DE CV         SP ADR REP ORD 40049J206   138,400   6,509,900 SH            SOLE                SOLE
KNOLOGY INC                          COM       499183804     6,797   685,145   SH            SOLE                SOLE
KOS PHARMACEUTICALS INC              COM       500648100    17,995   364,129   SH            SOLE                SOLE
LAMAR ADVERTISING CO                 CL A      512815101    23,336   436,928   SH            SOLE                SOLE
LIBERTY GLOBAL INC                COM SER C    530555309    25,710   1,025,930 SH            SOLE                SOLE
LIBERTY GLOBAL INC                COM SER A    530555101   154,021   5,983,731 SH            SOLE                SOLE
MASTERCARD INC                       COM       57636Q104    67,014   952,580   SH            SOLE                SOLE
MOTOROLA INC                         COM       620076109    72,287   2,891,478 SH            SOLE                SOLE
NETFLIX COM INC                      COM       64110L106    52,853   2,320,143 SH            SOLE                SOLE
NII HLDGS INC                      CL B NEW    62913F201   127,209   2,046,471 SH            SOLE                SOLE
NVDIA CORP                           NEW       67066G104     5,184   175,200   SH            SOLE                SOLE
PRICELINE COM INC                  COM NEW     741503403    42,242   1,148,193 SH            SOLE                SOLE
POTASH CORP SASK INC                 COM       73755L107    33,747   323,900   SH            SOLE                SOLE
QUALCOMM INC                         COM       747525103   157,759   4,340,000 SH     CALL   SOLE                SOLE
QUALCOMM INC                         COM       747525103   256,614   7,059,522 SH            SOLE                SOLE
RESEARCH IN MOTION LTD               COM       760975102    86,039   838,179   SH            SOLE                SOLE
SCHWAB CHARLES CORP NEW              COM       808513105    51,720   2,887,768 SH            SOLE                SOLE
SHIRE PLC                       SPONSORED ADR  82481R106    89,862   1,819,441 SH            SOLE                SOLE
SHAW COMMUNICATIONS INC           CL B CONV    82028K200    51,048   1,705,000 SH            SOLE                SOLE
TIM PARTICIPACOES S A           SPONS ADR PDF  88706P106    56,382   2,024,500 SH            SOLE                SOLE
UNISOURCE ENERGY CORP                COM       909205106    25,511   765,410   SH            SOLE                SOLE
UNITED THERAPEUTICS CORP DEL         COM       91307C102    79,655   1,513,780 SH            SOLE                SOLE
URBAN OUTFITTERS INC                 COM       917047102    39,012   2,201,582 SH            SOLE                SOLE
VANTANA MED SYS INC                  COM       92276H106    10,407   254,897   SH            SOLE                SOLE
WATERS CORP                          COM       941848103    34,413   760,000   SH            SOLE                SOLE
WCI CMNTYS INC                       COM       92923C104    15,391   882,497   SH            SOLE                SOLE
                                                         2,713,255

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